United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/16

Date of Reporting Period: Quarter ended 11/30/15

Item 1. Schedule of Investments

Federated Adjustable Rate Securities Fund
Portfolio of Investments
November 30, 2015 (unaudited)
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—48.0%
	Federal Home Loan Mortgage Corporation ARM—17.0%
$1,517,655	1.791%, 5/1/2035	$1,575,293
8,688,224	1.860%, 7/1/2034	9,027,021
3,634,626	1.953%, 7/1/2038	3,806,613
1,896,557	2.025%, 7/1/2030	1,941,093
1,666,986	2.130%, 2/1/2035	1,754,442
8,977	2.228%, 9/1/2020	9,097
3,007,398	2.231%, 5/1/2035	3,177,737
105,440	2.250%, 4/1/2035	111,488
5,820,326	2.265%, 7/1/2036	6,153,342
1,366,887	2.275%, 7/1/2036	1,448,587
225,318	2.278%, 4/1/2027	232,320
4,490,779	2.290%, 11/1/2036	4,750,750
4,500,425	2.324%, 10/1/2033	4,754,623
2,357,286	2.353%, 2/1/2036	2,496,010
8,805,949	2.372%, 1/1/2038	9,341,438
13,607,464	2.375%, 4/1/2034 - 2/1/2035	14,457,849
1,110,504	2.377%, 4/1/2034	1,177,777
1,872,213	2.382%, 12/1/2039	1,990,982
1,331,336	2.390%, 4/1/2038	1,415,794
3,125,676	2.412%, 4/1/2037	3,321,909
3,448,516	2.415%, 12/1/2034	3,655,161
3,399,517	2.461%, 8/1/2035	3,615,176
2,726,048	2.464%, 11/1/2034	2,898,983
1,130,561	2.480%, 4/1/2036	1,202,281
4,133,416	2.493%, 7/1/2035	4,391,974
	TOTAL	88,707,740
	Federal National Mortgage Association ARM—30.8%
3,848,731	1.315%, 3/1/2044	3,926,629
2,169,767	1.365%, 7/1/2042	2,205,959
1,461,404	1.780%, 9/1/2033	1,508,484
3,174,909	1.784%, 10/1/2034	3,293,339
2,166,341	1.808%, 10/1/2033	2,237,657
852,712	1.810%, 7/1/2036	885,798
593,897	1.860%, 5/1/2038	619,914
9,481,097	1.900%, 8/1/2034 - 10/1/2037	9,884,211
3,267,611	1.929%, 5/1/2039	3,410,837
3,047,405	1.930%, 8/1/2034	3,166,756
1,289,414	1.971%, 5/1/2035	1,350,202
2,285,434	1.975%, 6/1/2034	2,378,339
806,458	2.000%, 5/1/2035	843,864
1,163,313	2.040%, 7/1/2035	1,220,084
541,725	2.060%, 11/1/2035	565,578
152,956	2.120%, 4/1/2034	160,916
12,565,418	2.123%, 12/1/2034 - 8/1/2039	13,194,502
28,202	2.168%, 2/1/2020	28,621
1,312,227	2.180%, 1/1/2035	1,377,225

Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—continued
	Federal National Mortgage Association ARM—continued
$1,029,026	2.182%, 7/1/2039	$1,094,306
6,933,059	2.187%, 3/1/2039	7,314,661
174,347	2.196%, 2/1/2036	183,687
1,405,520	2.200%, 6/1/2034	1,483,095
95,193	2.220%, 10/1/2033	100,417
1,281,451	2.224%, 10/1/2035	1,354,323
1,700,095	2.225%, 7/1/2035	1,798,344
70,239	2.250%, 2/1/2019	71,322
1,837,365	2.257%, 5/1/2035	1,943,749
485,191	2.261%, 12/1/2034	511,299
6,165,280	2.290%, 1/1/2039	6,513,952
4,341,520	2.293%, 5/1/2036	4,596,368
2,313,770	2.297%, 7/1/2035	2,451,160
495,670	2.310%, 2/1/2036	523,917
137,147	2.316%, 5/1/2018	138,795
7,089,407	2.330%, 5/1/2035	7,514,700
7,379,269	2.336%, 7/1/2034 - 10/1/2035	7,827,983
4,526,607	2.340%, 2/1/2033 - 12/1/2033	4,795,631
1,376,787	2.345%, 7/1/2034	1,460,519
465,793	2.348%, 12/1/2040	493,166
3,875,328	2.350%, 6/1/2035 - 7/1/2035	4,111,507
1,493,670	2.357%, 1/1/2035	1,586,905
3,206,966	2.373%, 7/1/2035	3,398,897
2,555,511	2.398%, 10/1/2035	2,717,628
3,066,183	2.411%, 12/1/2039	3,245,598
2,045,264	2.420%, 10/1/2037	2,173,326
2,398,814	2.547%, 1/1/2036	2,550,989
1,784,855	2.550%, 5/1/2036	1,898,082
3,072,329	2.567%, 2/1/2042	3,267,231
678,874	2.590%, 12/1/2040	721,941
206,939	2.603%, 7/1/2027	217,669
15,008,391	2.605%, 8/1/2035	15,971,207
1,630,978	2.903%, 11/1/2040	1,734,444
5,327,413	3.038%, 1/1/2044	5,515,305
3,633,405	3.158%, 1/1/2040	3,863,901
3,314,533	3.970%, 11/1/2039	3,524,800
	TOTAL	160,929,739
	Government National Mortgage Association ARM—0.2%
795,080	1.625%, 1/20/2022 - 10/20/2029	811,397
19,834	2.000%, 1/20/2030	20,474
	TOTAL	831,871
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $247,087,161)	250,469,350
	ASSET-BACKED SECURITIES—4.7%
	Auto Receivables—1.7%
3,885,000	AmeriCredit Automobile Receivables Trust 2015-4, Class A2B, 1.250%, 4/8/2019	3,885,837
5,000,000	Fifth Third Auto Trust 2015-1, Class A2B, 0.747%, 5/15/2018	5,000,677
	TOTAL	8,886,514
	Credit Card—3.0%
5,000,000	Capital One Multi Asset Execution Trust 2007-A5, Class A5, 0.237%, 7/15/2020	4,966,864

Principal Amount		Value
	ASSET-BACKED SECURITIES—continued
	Credit Card—continued
$5,718,000	Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 0.927%, 1/18/2022	$5,739,580
5,000,000	Discover Card Execution Note Trust 2014-A1, Class A1, 0.627%, 7/15/2021	4,987,468
	TOTAL	15,693,912
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $24,602,070)	24,580,426
	COLLATERALIZED MORTGAGE OBLIGATIONS—35.1%
	Federal Home Loan Mortgage Corporation—7.5%
4,490,068	REMIC 4149 F, 0.447%, 1/15/2033	4,477,675
1,723,122	REMIC 3012 EF, 0.497%, 8/15/2035	1,726,100
9,157,950	REMIC 3284 BF, 0.497%, 3/15/2037	9,210,131
2,188,537	REMIC 3284 AF, 0.507%, 3/15/2037	2,192,091
93,888	REMIC 3001 EA, 0.547%, 3/15/2035	94,107
442,129	REMIC 3155 PF, 0.547%, 5/15/2036	443,978
376,064	REMIC 3174 FL, 0.547%, 6/15/2036	377,467
1,649,526	REMIC 3380 FP, 0.547%, 11/15/2036	1,654,667
454,382	REMIC 3179 FP, 0.577%, 7/15/2036	456,086
1,266,494	REMIC 2819 F, 0.597%, 6/15/2034	1,273,781
354,627	REMIC 3221 FW, 0.617%, 9/15/2036	356,905
458,910	REMIC 3213 GF, 0.627%, 9/15/2036	461,910
550,940	REMIC 3085 UF, 0.647%, 12/15/2035	555,565
3,712,405	REMIC 3981 FC, 0.647%, 1/15/2038	3,722,076
1,341,096	REMIC 3156 HF, 0.682%, 8/15/2035	1,352,712
2,748,941	REMIC 3740 FB, 0.697%, 10/15/2040	2,760,463
490,035	REMIC 2475 FD, 0.747%, 6/15/2031	496,697
472,618	REMIC 2380 FL, 0.797%, 11/15/2031	480,214
971,624	REMIC 3593 CF, 0.797%, 2/15/2036	982,680
1,589,371	REMIC 3550 GF, 0.947%, 7/15/2039	1,619,980
1,831,959	REMIC 3556 FA, 1.107%, 7/15/2037	1,876,831
174,628	REMIC 2448 FA, 1.197%, 1/15/2032	178,770
184,762	REMIC 2452 FC, 1.197%, 1/15/2032	189,145
417,860	REMIC 2480 NF, 1.197%, 1/15/2032	427,968
637,294	REMIC 2475 F, 1.197%, 2/15/2032	653,002
437,269	REMIC 2434 FA, 1.197%, 3/15/2032	447,993
137,427	REMIC 2470 EF, 1.197%, 3/15/2032	140,798
135,319	REMIC 2498 AF, 1.197%, 3/15/2032	138,638
587,393	REMIC 2459 FP, 1.197%, 6/15/2032	601,562
	TOTAL	39,349,992
	Federal National Mortgage Association—20.8%
723,381	REMIC 2007-16 PF, 0.411%, 3/25/2037	721,058
6,796,559	REMIC 2006-W1 2AF1, 0.441%, 2/25/2046	6,733,324
3,746,855	REMIC 2006-49 PF, 0.471%, 4/25/2036	3,752,463
901,776	REMIC 2007-20 F, 0.481%, 3/25/2037	898,875
2,291,495	REMIC 2005-67 FJ, 0.521%, 8/25/2035	2,295,341
517,764	REMIC 2006-11 FB, 0.521%, 3/25/2036	518,502
10,094,588	REMIC 2012-141 PF, 0.521%, 10/25/2041	10,111,770
790,477	REMIC 2006-20 PF, 0.541%, 11/25/2030	793,137
694,104	REMIC 2007-67 FB, 0.541%, 7/25/2037	694,294
476,035	REMIC 2005-67 FM, 0.571%, 8/25/2035	478,590
2,733,932	REMIC 2008-52 FD, 0.571%, 6/25/2036	2,743,333
2,063,088	REMIC 2006-65 DF, 0.571%, 7/25/2036	2,070,671

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal National Mortgage Association—continued
$315,618	REMIC 2006-81 FA, 0.571%, 9/25/2036	$317,158
5,622,760	REMIC 2012-60 EF, 0.571%, 4/25/2042	5,631,695
783,869	REMIC 2006-8 NF, 0.591%, 3/25/2036	787,035
1,097,044	REMIC 2012-99 FB, 0.601%, 9/25/2042	1,100,650
2,588,965	REMIC 2004-28 PF, 0.621%, 3/25/2034	2,608,382
775,260	REMIC 2006-76 QF, 0.621%, 8/25/2036	779,600
2,149,023	REMIC 2006-103 FB, 0.621%, 10/25/2036	2,168,849
6,922,851	REMIC 2012-130 DF, 0.621%, 12/25/2042	6,913,354
188,367	REMIC 2001-57 FA, 0.671%, 6/25/2031	189,096
5,018,169	REMIC 2007-71 WF, 0.671%, 7/25/2037	5,054,360
728,758	REMIC 2007-88 FY, 0.681%, 9/25/2037	732,989
5,011,494	REMIC 2007-88 GF, 0.701%, 9/25/2037	5,037,705
338,822	REMIC 2002-52 FG, 0.721%, 9/25/2032	342,940
862,336	REMIC 2007-84 FN, 0.721%, 8/25/2037	868,641
1,698,493	REMIC 2010-39 EF, 0.741%, 6/25/2037	1,714,820
143,678	REMIC 2002-77 FG, 0.749%, 12/18/2032	145,612
565,822	REMIC 2001-32 FA, 0.771%, 7/25/2031	573,872
1,152,189	REMIC 2007-88 FW, 0.771%, 9/25/2037	1,154,660
7,662,598	REMIC 2011-4 PF, 0.771%, 2/25/2041	7,762,225
293,425	REMIC 2007-102 FA, 0.791%, 11/25/2037	296,308
189,719	REMIC 2001-71 FS, 0.821%, 11/25/2031	192,645
5,793,770	REMIC 2012-14 BF, 0.821%, 3/25/2042	5,842,547
151,210	REMIC 2001-62 FC, 0.871%, 11/25/2031	153,800
7,268,223	REMIC 2010-67 FC, 0.921%, 6/25/2040	7,386,010
302,420	REMIC 2002-8 FA, 0.949%, 3/18/2032	308,125
3,161,144	REMIC 2009-87 FX, 0.971%, 11/25/2039	3,221,640
4,691,418	REMIC 2009-106 FN, 0.971%, 1/25/2040	4,784,003
1,571,389	REMIC 2009-78 UF, 0.991%, 10/25/2039	1,604,266
4,013,888	REMIC 2009-87 HF, 1.071%, 11/25/2039	4,100,220
752,095	REMIC 2002-7 FG, 1.121%, 1/25/2032	767,429
377,412	REMIC 2002-77 FA, 1.199%, 12/18/2032	386,774
1,166,931	REMIC 2002-58 FG, 1.221%, 8/25/2032	1,195,628
189,626	REMIC 2002-60 FH, 1.221%, 8/25/2032	194,290
1,330,719	REMIC 2008-69 FB, 1.221%, 6/25/2037	1,366,898
920,102	REMIC 2008-75 DF, 1.471%, 9/25/2038	945,118
137,411	REMIC 1995-17 B, 2.020%, 2/25/2025	139,158
	TOTAL	108,579,860
	Government National Mortgage Association—5.8%
7,219,408	REMIC 2012-H24 FC, 0.595%, 10/20/2062	7,144,608
9,463,757	REMIC 2013-H15 FA, 0.735%, 6/20/2063	9,442,231
13,542,866	REMIC 2013-H19 FC, 0.795%, 8/20/2063	13,543,286
	TOTAL	30,130,125
	Non-Agency Mortgage-Backed Securities—1.0%
5,178,629	Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	4,970,935
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $181,878,227)	183,030,912
	COMMERCIAL MORTGAGE-BACKED SECURITIES—7.6%
	Agency Commercial Mortgage-Backed Securities—6.4%
4,922,474	FHLMC REMIC KF08 A, 0.493%, 1/25/2022	4,914,019
7,338,948	FHLMC REMIC KS02 A, 0.573%, 8/25/2023	7,338,817

Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Agency Commercial Mortgage-Backed Securities—continued
$7,271,525		FHLMC REMIC KGRP A, 0.601%, 4/25/2020	$7,288,097
4,030,700		FHLMC REMIC KF03 A, 0.533%, 1/25/2021	4,029,416
3,490,050		FNMA REMIC 2014-M12 FA, 0.530%, 10/25/2021	3,462,008
6,000,000	[1,2]	FREMF Mortgage Trust 2012-KF01 C, 3.001%, 10/25/2044	6,166,658
		TOTAL	33,199,015
		Non-Agency Commercial Mortgage-Backed Securities—1.2%
6,400,000	[1,2]	Citigroup Commercial Mortgage Trust 2014-388G, Class A, 0.947%, 6/15/2033	6,354,459
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $39,679,640)	39,553,474
		MORTGAGE-BACKED SECURITIES—2.8%
		Federal National Mortgage Association—2.8%
9,864,725		2.500%, 4/1/2028 - 6/1/2028	10,070,052
3,747,914		3.000%, 8/1/2023	3,892,064
445,774		5.000%, 1/1/2024	477,997
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $14,514,966)	14,440,113
		REPURCHASE AGREEMENT—1.8%
9,529,000		Interest in $200,000,000 joint repurchase agreement 0.12%, dated 11/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $200,000,667 on 12/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/1/2045 and the market value of those underlying securities was $204,000,680. (AT COST)	9,529,000
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $517,291,064)[3]	521,603,275
		OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	(92,483)
		TOTAL NET ASSETS—100%	$521,510,792
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2015, these restricted securities amounted to $12,521,117, which represented 2.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2015, these liquid restricted securities amounted to $12,521,117, which represented 2.4% of total net assets.
3	At November 30, 2015, the cost of investments for federal tax purposes was $517,291,064. The net unrealized appreciation of investments for federal tax purposes was $4,312,211. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,313,688 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,001,477.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2015, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adjustable Rate Securities Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 25, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2016